Long-Term Indebtedness (Summary of Aggregate Annual Maturities of Long-Term Indebtedness) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Notes to Financial Statements
2012	¥ 111,096
2013	67,979
2014	177,970
2015	100,306
2016	80,142
2017 and thereafter	53,025
Total	¥ 590,518